Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Components of Subscription, Transaction and Services Revenues
The Company disaggregates revenue as set forth in the following table (in thousands):

Revenue by Type

	Three Months Ended September 30,		Nine Months Ended September 30,
Revenues:	2021	2020	2021	2020
Subscription and transaction fees	$30,376	$26,130	$89,631	$73,065
Services and other	2,356	2,678	7,809	5,913
Subscription, transaction, and services	$32,732	$28,808	$97,440	$78,978

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for each year ended December 31:

	2020	2019	2018
Subscription and transaction fees	$99,609	$89,476	$74,725
Services and other	8,960	6,984	4,846
Subscription, transaction and services	$108,569	$96,460	$79,571

Changes in Total Current and Long-term Deferred Revenue	The table below shows significant changes in the total current and long-term deferred revenue during the year ended December 31, 2020.

Ending balance December 31, 2019	$25,068
Amounts invoiced but not recognized	54,837
Revenue recognized	(50,149)
Ending balance December 31, 2020	$29,756

Estimated Useful Lives
Property and equipment are stated at cost, net of accumulated amortization and depreciation. Leasehold improvements are amortized over the lesser of their estimated useful lives or the term of the related lease. Amortization of equipment held under capital leases is included in depreciation expense. The cost of additions and expenditures that extend the useful lives of existing assets are capitalized, while repairs and maintenance costs are charged to expense as incurred. Amortization and depreciation are recorded on a straight-line basis over the estimated useful lives or depreciation periods of the assets as follows:

Assets held under capital leases – computer, print and mail equipment	3-5 years
Computer, print and mail equipment	3-5 years
Furniture and fixtures	3-15 years
Software	3 years
Vehicles	5 years
Leasehold improvements	Lesser of estimated useful life or the term of the related lease